Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 28,260				$ 1,383
Accounts receivable, net		90				71
Inventory, net		4,139				3,322
Prepaid expenses		2,328				232
Other current assets		213				177
Total current assets		35,030				5,185
Property and equipment, net		1,572				1,487
Right-of-use assets, net		226				130
Intangible Assets, net		26,061				0
Goodwill		44,291				0
Other assets		16				23
Total assets		107,196				6,825
Current liabilities:
Accounts payable		4,419				3,830
Accrued liabilities		2,910				3,048
Operating lease liabilities, current		142				79
Convertible notes payable, current						36,430
Warrant liabilities						78
Term loan, current						1,695
Accrued transaction costs						444
Other accrued liabilities		448				1,572
Total current liabilities		7,919				47,176
Operating lease liabilities, long-term		85				52
Convertible notes payable, non-current		13,750
Warrant liabilities		2,465
Deferred tax liabilities, net		2,800
Term loan, long-term						143
Other long-term liabilities		3,616				8
Total liabilities		30,635				47,379
Commitments and contingencies (Note 12)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023	$ 86,783		$ 91,469	$ 86,783	$ 91,469	91,469		$ 86,783	$ 91,469	$ 91,469
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 210,000,000 shares authorized as of September 30, 2024; 14,535,136 shares issued and outstanding as of September 30, 2024		1				1
Additional paid-in capital		89,786				1,608
Accumulated other comprehensive income		(9)				17
Accumulated deficit		(13,217)				(133,649)
Total stockholders' equity (deficit)	$ (148,315)	76,561	$ (123,507)	$ (148,315)	$ (123,507)	(132,023)	$ 72,964	$ (140,506)	$ (112,876)	$ (95,877)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)		$ 107,196				$ 6,825
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor